Income Taxes (Details)			6 Months Ended
	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Income Taxes [Line Items]
Paid up capital			RM 50,000,000
Accrued provision for income tax penalties	RM 6,289,845	RM 6,096,285	RM 6,289,845	$ 1,540,873
Interest or penalties potential underpaid income tax | $
Significant increases or decreases in unrecognized tax benefits
Malaysia [Member]
Income Taxes [Line Items]
Income tax rate			24.00%
Paid up capital			RM 2,500,000
Business tax rate			17.00%
Gross income from business first amount			RM 600,000
Gross income from business first rate			24.00%